DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500	DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 as of December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$618,411,503	$534,913,161
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	—	(277,884)
Net assets available for benefits per Form 5500	$618,411,503	$534,635,277
The following is a reconciliation of net increase in net assets available for benefits per the financial statements to the Form 5500 for the years ended December 31, 2025 and 2024:

	2025	2024
Net increase in net assets available for benefits per the financial statements	$83,498,342	$77,272,078
Change in adjustment from contract value to fair value for fully benefit-responsive investment contracts	277,884	113,027
Net increase in net assets available for benefits per the Form 5500	$83,776,226	$77,385,105